PROVISIONS FOR CONTINGENCIES - Reserves Roll Forward (Details) $ in Thousands		1 Months Ended	12 Months Ended			84 Months Ended
	Aug. 08, 2019 claim	May 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) examination
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year			$ 2,602
Balance at end of year			12,583	$ 2,602		$ 12,583
Reserve for labor claims
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year			91	678	$ 49
Additions			72	907	926
Recovery			(50)	(1,247)	0
Utilization of provision for contingencies			0	(99)	(222)
Foreign exchange			(60)	(148)	(75)
Balance at end of year			53	91	678	53
Reserve for regulatory claims
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year			1,511	2,184	1,130
Additions			176	219	1,144
Acquisitions related to business combinations			9,124	0	0
Recovery			0	(879)	0
Utilization of provision for contingencies			(615)	(95)	0
Foreign exchange			(66)	82	(90)
Balance at end of year			10,130	1,511	2,184	$ 10,130
Reserve for regulatory claims | Sistemas Colombia S.A.S.
Reconciliation of changes in other provisions [abstract]
Additions			700
Reserve for regulatory claims | Non-U.S. Subsidiaries
Reconciliation of changes in other provisions [abstract]
Additions		$ 1,400
Reserve for regulatory claims | Grupo Assa Brazil | Grupo Assa Worldwide S.A.
Reconciliation of changes in other provisions [abstract]
Number of examinations | examination						2
Reserve for commercial claims
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year			1,000	0	0
Additions			1,400	1,000	0
Balance at end of year			$ 2,400	$ 1,000	$ 0	$ 2,400
Reserve for commercial claims | Globant, LLC
Reconciliation of changes in other provisions [abstract]
Number of causes of action | claim	11